6. Equipment Notes Payable	6 Months Ended
Jun. 30, 2012
Notes
6. Equipment Notes Payable

6.   EQUIPMENT NOTES PAYABLE

The principal amounts of the equipment notes due over coming years are as follows:

Equipment Notes Due
6/30/2013	231,081
6/30/2014	83,624
6/30/2015	0
Total equipment notes due	314,705